Income Taxes - Schedule of Deferred Income Taxes Presented on the Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Among non-current assets	$ 124,882	$ 142,007
Among long-term liabilities		(1,907)
Net deferred tax assets	$ 124,882	$ 140,100